ISSUED CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
ISSUED CAPITAL.
Schedule of total ordinary shares issued and outstanding

Number of Shares
a) Ordinary Shares
Total shares issued and outstanding at 31 December 2015	559,103,562
Shares issued during the year (1)	690,248,055
Total shares issued and outstanding at 31 December 2016	1,249,351,617
Shares issued during the year	3,897,911
Total shares issued and outstanding at 31 December 2017	1,253,249,528

Includes 1.5 million shares held in escrow related to the Company’s acquisition of NSE.

Schedule of issued capital

	2017	2016
Year ended 31 December	US$’000	US$’000
b) Issued Capital
Beginning of the period	373,585	308,429
Shares issued in connection with:
Share consideration paid in business combination	—	—
Shares issued in conjunction with private placement (1)	—	67,499
Total shares issued during the period	—	67,499
Cost of capital raising during the period, net of tax benefit	—	(2,343)
Derecognition of deferred tax asset (see note 7)	(821)	—
Closing balance at end of period	372,764	373,585
(1)

In 2016, the Company completed a 3‑tranche private placement of 685 million ordinary shares to professional and sophisticated investors for net proceeds of $64.2 million. The Company also recognized a tax benefit on the cost of capital of $1.0 million.

Schedule of restricted share units outstanding

	2017	2016
Grant Date	No. of RSUs	No. of RSUs
15 April 2014	—	393,311
30 May 2014	—	167,997
28 May 2015	515,037	1,030,075
28 May 2015 (1)	1,545,113	1,545,113
24 June 2015	1,122,571	2,382,229
24 June 2015 (1)	2,267,879	2,267,879
1 August 2015	107,000	214,000
15 March 2016 (2)	6,824,951	6,824,950
27 May 2016 (2)	4,342,331	4,342,331
29 June 2016 (2)	1,633,763	3,614,316
15 August 2016 (2)	—	800,000
15 August 2016	—	200,000
3 January 2017	187,500	—
17 February 2017 (2)	6,627,667	—
25 May 2017 (2)	3,724,191	—
23 October 2017 (2)	745,000	—
23 October 2017	1,500,000	—
29 December 2017	2,660,358	—
Total RSUs outstanding	33,803,361	23,782,201

(1)RSU’s vest based on 3‑year TSR as compared to a designated peer group.  Subsequent to 31 December 2017, the 3-year TSR was measured and 1,081,579 and 1,587,516 shares were vested and 463,534 and 680,363 shares were forfeited related to the 28 May 2015 and 24 June 2015 grants, respectively.

(2)ATSR RSUs vest based on 3‑year total shareholder return.  These are described in more detail Part I, Item 6.